FINANCIAL INSTRUMENTS - Summary of Changes in Estimated Losses on Settlement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Beginning balance	$ 3,029.3
Write-off	0.0	$ (8.7)
Ending balance	3,512.6	3,029.3
Accumulated impairment | Trade receivables
Disclosure of financial assets [line items]
Beginning balance	(12.2)	(9.8)	$ (12.6)
(Additions)/Reversal	0.1	(5.5)	(1.8)
Write-off	6.6	2.6	4.6
Foreign exchange variation	(1.1)	0.5	0.0
Ending balance	$ (6.6)	$ (12.2)	$ (9.8)